Related Party Transactions (Details) - Schedule of classified within profit and loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
VP Technology/VP Sales International [Member]
Related Party Transactions (Details) - Schedule of classified within profit and loss [Line Items]
Selling and marketing expenses	$ 152	$ 87
Companies controlled by the CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of classified within profit and loss [Line Items]
General and administrative expense	$ 699	$ 540